Consolidated Statements Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Net loss	$ (16,738,729)	$ (31,019,725)
Other comprehensive (loss) gain:
Foreign currency translation adjustments	(2,684)	288,111
Total comprehensive loss	(16,741,413)	(30,731,614)
Less: comprehensive loss attributable to non-controlling interest		403,627
Comprehensive loss attributable to Allied Esports Entertainment, Inc.	$ (16,741,413)	$ (30,327,987)